UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund : FEQTX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Dividend Income Fund	$ 27	0.52%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$8,083,921,403
Number of Holdings	131
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Information Technology	14.2
Health Care	12.6
Industrials	11.1
Consumer Staples	9.9
Energy	7.2
Communication Services	6.5
Utilities	5.4
Consumer Discretionary	4.4
Materials	3.7
Real Estate	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
United Kingdom - 3.4
Taiwan - 1.5
Korea (South) - 1.0
Netherlands - 0.9
Canada - 0.6
Switzerland - 0.5
France - 0.4
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.5
Shell PLC ADR	2.4
Cisco Systems Inc	2.3
Keurig Dr Pepper Inc	2.0
Travelers Companies Inc/The	2.0
US Bancorp	2.0
Procter & Gamble Co/The	2.0
United Parcel Service Inc Class B	1.9
Chubb Ltd	1.9
Merck & Co Inc	1.8
21.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915883.102    319-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class K : FETKX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.45%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$8,083,921,403
Number of Holdings	131
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Information Technology	14.2
Health Care	12.6
Industrials	11.1
Consumer Staples	9.9
Energy	7.2
Communication Services	6.5
Utilities	5.4
Consumer Discretionary	4.4
Materials	3.7
Real Estate	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
United Kingdom - 3.4
Taiwan - 1.5
Korea (South) - 1.0
Netherlands - 0.9
Canada - 0.6
Switzerland - 0.5
France - 0.4
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.5
Shell PLC ADR	2.4
Cisco Systems Inc	2.3
Keurig Dr Pepper Inc	2.0
Travelers Companies Inc/The	2.0
US Bancorp	2.0
Procter & Gamble Co/The	2.0
United Parcel Service Inc Class B	1.9
Chubb Ltd	1.9
Merck & Co Inc	1.8
21.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915882.102    2086-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Convertible Securities Fund Fidelity® Convertible Securities Fund : FCVSX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Convertible Securities Fund	$ 35	0.63%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,647,093,804
Number of Holdings	371
Portfolio Turnover	67%
What did the Fund invest in?
(as of May 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.1
BBB - 6.4
BB - 0.7
B - 1.1
CCC,CC,C - 0.6
Not Rated - 68.7
Equities - 19.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.6
Preferred Stocks - 13.6
Common Stocks - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Canada - 0.7
Monaco - 0.4
France - 0.4
Australia - 0.2
Taiwan - 0.2
Norway - 0.1
Mexico - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	5.7
Lumentum Holdings Inc	2.9
Akamai Technologies Inc	2.5
Boeing Co Series A, 6%	2.1
CoreWeave Inc	2.0
Strategy Inc	1.7
Oracle Corp Series D 6.5%	1.7
Terawulf Inc	1.5
Super Micro Computer Inc	1.3
ON Semiconductor Corp	1.2
22.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915880.102    308-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class Z : FIQVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.54%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,647,093,804
Number of Holdings	371
Portfolio Turnover	67%
What did the Fund invest in?
(as of May 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.1
BBB - 6.4
BB - 0.7
B - 1.1
CCC,CC,C - 0.6
Not Rated - 68.7
Equities - 19.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.6
Preferred Stocks - 13.6
Common Stocks - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Canada - 0.7
Monaco - 0.4
France - 0.4
Australia - 0.2
Taiwan - 0.2
Norway - 0.1
Mexico - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	5.7
Lumentum Holdings Inc	2.9
Akamai Technologies Inc	2.5
Boeing Co Series A, 6%	2.1
CoreWeave Inc	2.0
Strategy Inc	1.7
Oracle Corp Series D 6.5%	1.7
Terawulf Inc	1.5
Super Micro Computer Inc	1.3
ON Semiconductor Corp	1.2
22.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915881.102    3280-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class M : FTCVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.18%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,647,093,804
Number of Holdings	371
Portfolio Turnover	67%
What did the Fund invest in?
(as of May 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.1
BBB - 6.4
BB - 0.7
B - 1.1
CCC,CC,C - 0.6
Not Rated - 68.7
Equities - 19.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.6
Preferred Stocks - 13.6
Common Stocks - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Canada - 0.7
Monaco - 0.4
France - 0.4
Australia - 0.2
Taiwan - 0.2
Norway - 0.1
Mexico - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	5.7
Lumentum Holdings Inc	2.9
Akamai Technologies Inc	2.5
Boeing Co Series A, 6%	2.1
CoreWeave Inc	2.0
Strategy Inc	1.7
Oracle Corp Series D 6.5%	1.7
Terawulf Inc	1.5
Super Micro Computer Inc	1.3
ON Semiconductor Corp	1.2
22.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915878.102    2151-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class I : FICVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.66%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,647,093,804
Number of Holdings	371
Portfolio Turnover	67%
What did the Fund invest in?
(as of May 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.1
BBB - 6.4
BB - 0.7
B - 1.1
CCC,CC,C - 0.6
Not Rated - 68.7
Equities - 19.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.6
Preferred Stocks - 13.6
Common Stocks - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Canada - 0.7
Monaco - 0.4
France - 0.4
Australia - 0.2
Taiwan - 0.2
Norway - 0.1
Mexico - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	5.7
Lumentum Holdings Inc	2.9
Akamai Technologies Inc	2.5
Boeing Co Series A, 6%	2.1
CoreWeave Inc	2.0
Strategy Inc	1.7
Oracle Corp Series D 6.5%	1.7
Terawulf Inc	1.5
Super Micro Computer Inc	1.3
ON Semiconductor Corp	1.2
22.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915879.102    2152-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class C : FCCVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.70%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,647,093,804
Number of Holdings	371
Portfolio Turnover	67%
What did the Fund invest in?
(as of May 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.1
BBB - 6.4
BB - 0.7
B - 1.1
CCC,CC,C - 0.6
Not Rated - 68.7
Equities - 19.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.6
Preferred Stocks - 13.6
Common Stocks - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Canada - 0.7
Monaco - 0.4
France - 0.4
Australia - 0.2
Taiwan - 0.2
Norway - 0.1
Mexico - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	5.7
Lumentum Holdings Inc	2.9
Akamai Technologies Inc	2.5
Boeing Co Series A, 6%	2.1
CoreWeave Inc	2.0
Strategy Inc	1.7
Oracle Corp Series D 6.5%	1.7
Terawulf Inc	1.5
Super Micro Computer Inc	1.3
ON Semiconductor Corp	1.2
22.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915877.102    2150-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class A : FACVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.93%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,647,093,804
Number of Holdings	371
Portfolio Turnover	67%
What did the Fund invest in?
(as of May 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.1
BBB - 6.4
BB - 0.7
B - 1.1
CCC,CC,C - 0.6
Not Rated - 68.7
Equities - 19.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.6
Preferred Stocks - 13.6
Common Stocks - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Canada - 0.7
Monaco - 0.4
France - 0.4
Australia - 0.2
Taiwan - 0.2
Norway - 0.1
Mexico - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	5.7
Lumentum Holdings Inc	2.9
Akamai Technologies Inc	2.5
Boeing Co Series A, 6%	2.1
CoreWeave Inc	2.0
Strategy Inc	1.7
Oracle Corp Series D 6.5%	1.7
Terawulf Inc	1.5
Super Micro Computer Inc	1.3
ON Semiconductor Corp	1.2
22.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915876.102    2148-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class A : FIAOX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.81%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$8,083,921,403
Number of Holdings	131
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Information Technology	14.2
Health Care	12.6
Industrials	11.1
Consumer Staples	9.9
Energy	7.2
Communication Services	6.5
Utilities	5.4
Consumer Discretionary	4.4
Materials	3.7
Real Estate	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
United Kingdom - 3.4
Taiwan - 1.5
Korea (South) - 1.0
Netherlands - 0.9
Canada - 0.6
Switzerland - 0.5
France - 0.4
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.5
Shell PLC ADR	2.4
Cisco Systems Inc	2.3
Keurig Dr Pepper Inc	2.0
Travelers Companies Inc/The	2.0
US Bancorp	2.0
Procter & Gamble Co/The	2.0
United Parcel Service Inc Class B	1.9
Chubb Ltd	1.9
Merck & Co Inc	1.8
21.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918754.101    8992-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class M : FIAPX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.06%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$8,083,921,403
Number of Holdings	131
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Information Technology	14.2
Health Care	12.6
Industrials	11.1
Consumer Staples	9.9
Energy	7.2
Communication Services	6.5
Utilities	5.4
Consumer Discretionary	4.4
Materials	3.7
Real Estate	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
United Kingdom - 3.4
Taiwan - 1.5
Korea (South) - 1.0
Netherlands - 0.9
Canada - 0.6
Switzerland - 0.5
France - 0.4
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.5
Shell PLC ADR	2.4
Cisco Systems Inc	2.3
Keurig Dr Pepper Inc	2.0
Travelers Companies Inc/The	2.0
US Bancorp	2.0
Procter & Gamble Co/The	2.0
United Parcel Service Inc Class B	1.9
Chubb Ltd	1.9
Merck & Co Inc	1.8
21.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918756.101    8993-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class C : FIAQX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.56%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$8,083,921,403
Number of Holdings	131
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Information Technology	14.2
Health Care	12.6
Industrials	11.1
Consumer Staples	9.9
Energy	7.2
Communication Services	6.5
Utilities	5.4
Consumer Discretionary	4.4
Materials	3.7
Real Estate	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
United Kingdom - 3.4
Taiwan - 1.5
Korea (South) - 1.0
Netherlands - 0.9
Canada - 0.6
Switzerland - 0.5
France - 0.4
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.5
Shell PLC ADR	2.4
Cisco Systems Inc	2.3
Keurig Dr Pepper Inc	2.0
Travelers Companies Inc/The	2.0
US Bancorp	2.0
Procter & Gamble Co/The	2.0
United Parcel Service Inc Class B	1.9
Chubb Ltd	1.9
Merck & Co Inc	1.8
21.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918758.101    8994-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class I : FIAVX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 29	0.56%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$8,083,921,403
Number of Holdings	131
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Information Technology	14.2
Health Care	12.6
Industrials	11.1
Consumer Staples	9.9
Energy	7.2
Communication Services	6.5
Utilities	5.4
Consumer Discretionary	4.4
Materials	3.7
Real Estate	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
United Kingdom - 3.4
Taiwan - 1.5
Korea (South) - 1.0
Netherlands - 0.9
Canada - 0.6
Switzerland - 0.5
France - 0.4
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.5
Shell PLC ADR	2.4
Cisco Systems Inc	2.3
Keurig Dr Pepper Inc	2.0
Travelers Companies Inc/The	2.0
US Bancorp	2.0
Procter & Gamble Co/The	2.0
United Parcel Service Inc Class B	1.9
Chubb Ltd	1.9
Merck & Co Inc	1.8
21.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918760.101    8995-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class Z : FIAWX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 23	0.45%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$8,083,921,403
Number of Holdings	131
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Information Technology	14.2
Health Care	12.6
Industrials	11.1
Consumer Staples	9.9
Energy	7.2
Communication Services	6.5
Utilities	5.4
Consumer Discretionary	4.4
Materials	3.7
Real Estate	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
United Kingdom - 3.4
Taiwan - 1.5
Korea (South) - 1.0
Netherlands - 0.9
Canada - 0.6
Switzerland - 0.5
France - 0.4
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.5
Shell PLC ADR	2.4
Cisco Systems Inc	2.3
Keurig Dr Pepper Inc	2.0
Travelers Companies Inc/The	2.0
US Bancorp	2.0
Procter & Gamble Co/The	2.0
United Parcel Service Inc Class B	1.9
Chubb Ltd	1.9
Merck & Co Inc	1.8
21.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918762.101    8996-TSRS-0726

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Equity Dividend Income Fund

Semi-Annual Report
May 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity Dividend Income Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc (United States)	632,000	47,210,400
FRANCE - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE (c)	265,800	31,578,336
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Adidas AG	139,100	26,867,939
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	392,200	82,398,781
NETHERLANDS - 0.9%
Consumer Staples - 0.1%
Food Products - 0.1%
Magnum Ice Cream Co NV/The (United States) (b)	620,140	10,046,268
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	200,800	64,527,080
TOTAL NETHERLANDS		74,573,348
SWITZERLAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity PLC	193,300	41,252,153
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	299,300	125,242,085
UNITED KINGDOM - 3.4%
Consumer Staples - 1.2%
Beverages - 0.4%
Diageo PLC	1,556,400	31,903,950
Personal Care Products - 0.8%
Unilever PLC ADR	1,120,910	63,275,370
TOTAL CONSUMER STAPLES		95,179,320
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCC PLC	182,572	14,764,476
Health Care - 1.7%
Pharmaceuticals - 1.7%
GSK PLC ADR	2,665,900	134,734,586
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Bunzl PLC	977,600	30,908,016
TOTAL UNITED KINGDOM		275,586,398
UNITED STATES - 90.0%
Communication Services - 6.5%
Diversified Telecommunication Services - 1.1%
Verizon Communications Inc	1,858,890	88,873,531
Entertainment - 0.7%
Walt Disney Co/The	523,100	53,267,273
Interactive Media & Services - 3.5%
Alphabet Inc Class A (a)	736,700	280,196,478
Media - 0.2%
Omnicom Group Inc	343,100	24,946,801
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	423,700	79,456,461
TOTAL COMMUNICATION SERVICES		526,740,544
Consumer Discretionary - 3.5%
Automobile Components - 0.5%
Lear Corp	256,600	36,724,592
Diversified Consumer Services - 0.7%
H&R Block Inc	1,436,800	55,302,432
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza Inc	183,100	56,867,198
Vail Resorts Inc (b)	121,000	16,165,600
		73,032,798
Household Durables - 0.1%
Whirlpool Corp (b)	283,100	12,292,202
Specialty Retail - 1.1%
Bath & Body Works Inc	1,068,200	21,385,364
Gap Inc/The	964,200	20,392,830
Lowe's Cos Inc	223,500	47,909,460
		89,687,654
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc	88,400	12,858,664
TOTAL CONSUMER DISCRETIONARY		279,898,342
Consumer Staples - 8.6%
Beverages - 3.3%
Brown-Forman Corp Class B (b)	800,100	20,578,572
Coca-Cola Co/The	452,500	35,752,025
Constellation Brands Inc Class A	322,900	44,824,978
Keurig Dr Pepper Inc	5,415,700	162,633,471
		263,789,046
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	1,986,200	31,004,582
Sysco Corp	826,700	62,672,127
		93,676,709
Food Products - 0.9%
JM Smucker Co	394,000	40,660,800
Mondelez International Inc	590,600	36,127,002
		76,787,802
Household Products - 2.7%
Clorox Co/The	299,700	26,978,994
Procter & Gamble Co/The	1,102,000	158,203,120
Reynolds Consumer Products Inc (b)	1,491,600	32,322,972
		217,505,086
Personal Care Products - 0.5%
Kenvue Inc	2,731,440	47,199,283
TOTAL CONSUMER STAPLES		698,957,926
Energy - 7.1%
Energy Equipment & Services - 0.5%
SLB Ltd	792,600	43,236,330
Oil, Gas & Consumable Fuels - 6.6%
Cheniere Energy Inc	217,000	48,794,620
Enterprise Products Partners LP	1,090,100	40,104,779
Exxon Mobil Corp	925,800	134,481,708
Kinder Morgan Inc	2,506,200	77,892,696
Shell PLC ADR	2,337,600	196,638,912
Sunoco LP	419,600	27,248,824
Sunococorp LLC	124,800	8,154,432
		533,315,971
TOTAL ENERGY		576,552,301
Financials - 20.5%
Banks - 9.4%
Bank of America Corp	2,834,800	146,275,680
East West Bancorp Inc	189,300	23,196,822
Huntington Bancshares Inc/OH	5,700,600	93,261,816
M&T Bank Corp	572,200	123,658,142
Pinnacle Financial Partners Inc	415,300	40,591,422
PNC Financial Services Group Inc/The	336,800	74,473,216
US Bancorp	2,895,550	158,820,918
Wells Fargo & Co	1,243,258	96,402,225
		756,680,241
Capital Markets - 3.0%
Carlyle Group Inc/The	502,500	22,828,575
Charles Schwab Corp/The	697,100	60,891,685
KKR & Co Inc Class A	375,300	36,006,282
Lazard Inc	643,500	30,456,855
Northern Trust Corp	577,200	95,497,740
		245,681,137
Financial Services - 1.3%
Fidelity National Information Services Inc	936,300	40,251,537
Visa Inc Class A	195,000	63,640,200
		103,891,737
Insurance - 6.8%
Arthur J Gallagher & Co	404,700	81,389,217
Assurant Inc	283,300	70,504,871
Chubb Ltd	480,463	149,774,731
Fidelity National Financial Inc	544,100	25,763,135
First American Financial Corp	848,900	56,222,647
Travelers Companies Inc/The	556,900	162,553,541
		546,208,142
TOTAL FINANCIALS		1,652,461,257
Health Care - 10.9%
Biotechnology - 1.6%
Gilead Sciences Inc	933,800	125,530,734
Health Care Equipment & Supplies - 0.3%
Becton Dickinson & Co	223,800	32,925,456
Health Care Providers & Services - 3.6%
Cigna Group/The	521,800	144,747,320
CVS Health Corp	905,900	82,418,782
Elevance Health Inc	169,500	66,645,705
		293,811,807
Life Sciences Tools & Services - 0.9%
Danaher Corp	378,000	69,049,260
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co	748,700	42,810,666
Johnson & Johnson	389,278	87,716,012
Merck & Co Inc	1,239,800	147,189,056
Royalty Pharma PLC Class A	1,527,900	85,195,704
		362,911,438
TOTAL HEALTH CARE		884,228,695
Industrials - 10.7%
Aerospace & Defense - 0.8%
General Dynamics Corp	177,600	61,595,232
Air Freight & Logistics - 2.5%
FedEx Corp (a)	122,300	50,357,025
United Parcel Service Inc Class B	1,423,800	151,905,222
		202,262,247
Building Products - 0.3%
Owens Corning	175,900	22,131,738
Electrical Equipment - 0.5%
Regal Rexnord Corp	212,000	42,773,120
Ground Transportation - 0.7%
Knight-Swift Transportation Holdings Inc	784,600	59,339,298
Industrial Conglomerates - 1.1%
3M Co	570,300	87,330,039
Machinery - 1.8%
Allison Transmission Holdings Inc	676,100	76,757,633
Oshkosh Corp	174,800	22,724,000
PACCAR Inc	397,600	43,883,112
		143,364,745
Professional Services - 2.6%
Genpact Ltd	695,500	22,916,725
Paycom Software Inc (b)	441,500	61,664,305
Robert Half Inc (b)	439,500	12,938,880
SS&C Technologies Holdings Inc	1,661,800	112,204,736
		209,724,646
Trading Companies & Distributors - 0.4%
Watsco Inc (b)	90,000	33,039,000
TOTAL INDUSTRIALS		861,560,065
Information Technology - 10.0%
Communications Equipment - 2.3%
Cisco Systems Inc (a)	1,513,553	182,262,052
IT Services - 2.0%
Accenture PLC Class A	355,300	66,465,971
Amdocs Ltd	1,479,250	93,148,373
		159,614,344
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Inc	66,000	29,486,820
QUALCOMM Inc	263,600	66,168,872
		95,655,692
Software - 3.0%
Dolby Laboratories Inc Class A	382,700	21,358,487
Gen Digital Inc	2,289,100	59,035,889
Intuit Inc	91,400	30,301,842
Microsoft Corp (a)	141,100	63,528,864
Salesforce Inc	376,200	71,891,820
		246,116,902
Technology Hardware, Storage & Peripherals - 1.5%
Seagate Technology Holdings PLC	26,800	23,578,640
Western Digital Corp (a)	185,300	98,433,213
		122,011,853
TOTAL INFORMATION TECHNOLOGY		805,660,843
Materials - 3.7%
Chemicals - 1.0%
Corteva Inc	735,500	57,574,940
Scotts Miracle-Gro Co/The	328,600	19,387,400
		76,962,340
Containers & Packaging - 2.7%
Amcor PLC (b)	771,985	29,968,458
Ball Corp	1,138,400	62,236,328
Crown Holdings Inc (b)	590,100	56,106,708
Silgan Holdings Inc	958,700	36,008,772
Sonoco Products Co (b)	769,800	37,473,864
		221,794,130
TOTAL MATERIALS		298,756,470
Real Estate - 3.1%
Specialized REITs - 3.1%
American Tower Corp	448,900	83,926,344
Equinix Inc	39,400	42,080,775
Public Storage	214,500	65,141,505
Weyerhaeuser Co	2,279,800	55,877,898
TOTAL REAL ESTATE		247,026,522
Utilities - 5.4%
Electric Utilities - 4.5%
Edison International	363,558	25,427,247
Evergy Inc	627,900	51,512,916
Exelon Corp	2,689,100	122,730,524
FirstEnergy Corp	1,116,200	51,780,518
NRG Energy Inc	235,600	31,589,248
PG&E Corp	2,859,800	46,729,132
Portland General Electric Co	673,300	33,745,796
		363,515,381
Multi-Utilities - 0.9%
Sempra	799,300	71,241,609
TOTAL UTILITIES		434,756,990
TOTAL UNITED STATES		7,266,599,955
TOTAL COMMON STOCKS (Cost $6,083,756,479)		7,971,309,395

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.67	101,064,662	101,084,875
Fidelity Securities Lending Cash Central Fund (d)(e)	3.67	145,848,321	145,862,906
TOTAL MONEY MARKET FUNDS (Cost $246,947,748)			246,947,781

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $6,330,704,227)	8,218,257,176
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(134,335,773)
NET ASSETS - 100.0%	8,083,921,403

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Alphabet Inc Class A	Chicago Board Options Exchange	300	11,410,200	420.00	7/2026	(153,750)
Cisco Systems Inc	Chicago Board Options Exchange	3,000	36,126,000	135.00	8/2026	(1,432,500)
FedEx Corp	Chicago Board Options Exchange	300	12,352,500	410.00	7/2026	(743,250)
Microsoft Corp	Chicago Board Options Exchange	200	9,004,800	460.00	8/2026	(513,000)
Western Digital Corp	Chicago Board Options Exchange	100	5,312,100	660.00	8/2026	(470,750)

						(3,313,250)
TOTAL WRITTEN OPTIONS (Cost $(2,042,667))						(3,313,250)

Legend

(a)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $74,205,600.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,055,785	666,949,939	679,927,331	2,262,970	6,482	-	101,084,875	101,064,662	0.2%
Fidelity Securities Lending Cash Central Fund	258,715,562	954,521,373	1,067,372,454	259,300	(1,575)	-	145,862,906	145,848,321	0.4%
Total	372,771,347	1,621,471,312	1,747,299,785	2,522,270	4,907	-	246,947,781

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	526,740,544	526,740,544	-	-
Consumer Discretionary	353,976,681	327,108,742	26,867,939	-
Consumer Staples	804,183,514	772,279,564	31,903,950	-
Energy	591,316,777	591,316,777	-	-
Financials	1,652,461,257	1,652,461,257	-	-
Health Care	1,018,963,281	1,018,963,281	-	-
Industrials	892,468,081	861,560,065	30,908,016	-
Information Technology	1,150,659,278	1,119,080,942	31,578,336	-
Materials	298,756,470	298,756,470	-	-
Real Estate	247,026,522	247,026,522	-	-
Utilities	434,756,990	434,756,990	-	-

Money Market Funds	246,947,781	246,947,781	-	-
Total Investments in Securities:	8,218,257,176	8,096,998,935	121,258,241	-
Derivative Instruments:

Liabilities
Written Options	(3,313,250)	(3,313,250)	-	-
Total Liabilities	(3,313,250)	(3,313,250)	-	-
Total Derivative Instruments:	(3,313,250)	(3,313,250)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(3,313,250)
Total Equity Risk	-	(3,313,250)
Total Value of Derivatives	-	(3,313,250)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $196,307,747) - See accompanying schedule:
Unaffiliated issuers (cost $6,083,756,479)	$7,971,309,395
Fidelity Central Funds (cost $246,947,748)	246,947,781

Total Investment in Securities (cost $6,330,704,227)		$8,218,257,176
Foreign currency held at value (cost $102,076)		102,077
Receivable for investments sold		4,177,420
Receivable for fund shares sold		1,305,023
Dividends receivable		14,445,032
Reclaims receivable		6,031,203
Distributions receivable from Fidelity Central Funds		435,675
Prepaid expenses		1,003
Other receivables		66,114
Total assets		8,244,820,723
Liabilities
Payable for investments purchased	$3,668,028
Payable for fund shares redeemed	4,064,956
Accrued management fee	3,463,368
Distribution and service plan fees payable	464,811
Written options, at value (premium received $2,042,667)	3,313,250
Other payables and accrued expenses	59,772
Collateral on securities loaned	145,865,135
Total liabilities		160,899,320
Net Assets		$8,083,921,403
Net Assets consist of:
Paid in capital		$5,813,031,972
Total accumulated earnings (loss)		2,270,889,431
Net Assets		$8,083,921,403

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($888,125,560 ÷ 27,762,595 shares)(a)		$31.99
Maximum offering price per share (100/94.25 of $31.99)		$33.94
Class M :
Net Asset Value and redemption price per share ($579,885,167 ÷ 18,135,701 shares)(a)		$31.97
Maximum offering price per share (100/96.50 of $31.97)		$33.13
Class C :
Net Asset Value and offering price per share ($48,196,537 ÷ 1,508,867 shares)(a)		$31.94
Equity Dividend Income :
Net Asset Value, offering price and redemption price per share ($5,858,252,838 ÷ 182,978,246 shares)		$32.02
Class K :
Net Asset Value, offering price and redemption price per share ($214,850,482 ÷ 6,707,199 shares)		$32.03
Class I :
Net Asset Value, offering price and redemption price per share ($400,017,423 ÷ 12,492,070 shares)		$32.02
Class Z :
Net Asset Value, offering price and redemption price per share ($94,593,396 ÷ 2,953,085 shares)		$32.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$104,377,742
Interest		68
Income from Fidelity Central Funds (including $259,300 from security lending)		2,522,270
Security lending		16,393
Total income		106,916,473
Expenses
Management fee	$20,545,453
Distribution and service plan fees	2,761,660
Custodian fees and expenses	30,044
Independent trustees' fees and expenses	10,331
Registration fees	141,851
Audit fees	120,158
Legal	4,186
Miscellaneous	10,999
Total expenses before reductions	23,624,682
Expense reductions	(6,791)
Total expenses after reductions		23,617,891
Net Investment income (loss)		83,298,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	395,213,983
Fidelity Central Funds	4,907
Foreign currency transactions	(94,927)
Written options	4,962,087
Total net realized gain (loss)		400,086,050
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	275,484,696
Assets and liabilities in foreign currencies	100,538
Written options	(2,121,357)
Total change in net unrealized appreciation (depreciation)		273,463,877
Net gain (loss)		673,549,927
Net increase (decrease) in net assets resulting from operations		$756,848,509
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,298,582	$158,638,541
Net realized gain (loss)	400,086,050	392,428,153
Change in net unrealized appreciation (depreciation)	273,463,877	(148,088,632)
Net increase (decrease) in net assets resulting from operations	756,848,509	402,978,062
Distributions to shareholders	(486,602,909)	(482,810,824)

Share transactions - net increase (decrease)	170,518,302	1,348,278,925
Total increase (decrease) in net assets	440,763,902	1,268,446,163

Net Assets
Beginning of period	7,643,157,501	6,374,711,338
End of period	$8,083,921,403	$7,643,157,501

Financial Highlights
Fidelity® Equity Dividend Income Fund Class A

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.98	$28.55
Income from Investment Operations
Net investment income (loss) B,C	.29	.31
Net realized and unrealized gain (loss)	2.67	2.42
Total from investment operations	2.96	2.73
Distributions from net investment income	(.53)	(.30)
Distributions from net realized gain	(1.42)	-
Total distributions	(1.95)	(.30)
Net asset value, end of period	$31.99	$30.98
Total Return D,E,F	9.99%	9.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.81% I	.81% I
Expenses net of fee waivers, if any	.81 % I	.81% I
Expenses net of all reductions, if any	.81% I	.81% I
Net investment income (loss)	1.89% I	2.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$888,126	$839,483
Portfolio turnover rate J	53 % I	53% K

AFor the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Equity Dividend Income Fund Class M

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.96	$28.55
Income from Investment Operations
Net investment income (loss) B,C	.26	.27
Net realized and unrealized gain (loss)	2.66	2.42
Total from investment operations	2.92	2.69
Distributions from net investment income	(.49)	(.28)
Distributions from net realized gain	(1.42)	-
Total distributions	(1.91)	(.28)
Net asset value, end of period	$31.97	$30.96
Total Return D,E,F	9.85%	9.46%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.06% I	1.06% I
Expenses net of fee waivers, if any	1.06 % I	1.06% I
Expenses net of all reductions, if any	1.06% I	1.06% I
Net investment income (loss)	1.64% I	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$579,885	$554,855
Portfolio turnover rate J	53 % I	53% K

AFor the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Equity Dividend Income Fund Class C

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.93	$28.55
Income from Investment Operations
Net investment income (loss) B,C	.18	.20
Net realized and unrealized gain (loss)	2.65	2.42
Total from investment operations	2.83	2.62
Distributions from net investment income	(.41)	(.24)
Distributions from net realized gain	(1.42)	-
Total distributions	(1.82) D	(.24)
Net asset value, end of period	$31.94	$30.93
Total Return E,F,G	9.56%	9.21%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.56% J	1.56% J
Expenses net of fee waivers, if any	1.56 % J	1.56% J
Expenses net of all reductions, if any	1.56% J	1.56% J
Net investment income (loss)	1.14% J	1.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$48,197	$48,748
Portfolio turnover rate K	53 % J	53% L

AFor the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Equity Dividend Income Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.01	$32.00	$26.70	$28.03	$28.54	$24.68
Income from Investment Operations
Net investment income (loss) A,B	.34	.72	.72	.69	.62	.63
Net realized and unrealized gain (loss)	2.66	.65	6.05	(.03)	2.06	3.88
Total from investment operations	3.00	1.37	6.77	.66	2.68	4.51
Distributions from net investment income	(.58)	(.70)	(.75)	(.63)	(.59)	(.64)
Distributions from net realized gain	(1.42)	(1.65)	(.72)	(1.36)	(2.60)	(.01)
Total distributions	(1.99) C	(2.36) C	(1.47)	(1.99)	(3.19)	(.65)
Net asset value, end of period	$32.02	$31.01	$32.00	$26.70	$28.03	$28.54
Total Return D,E	10.15%	5.04%	26.27%	2.73%	9.72%	18.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52% H	.53%	.55%	.58%	.58%	.58%
Expenses net of fee waivers, if any	.52 % H	.53%	.55%	.57%	.57%	.58%
Expenses net of all reductions, if any	.52% H	.53%	.55%	.57%	.57%	.58%
Net investment income (loss)	2.18% H	2.47%	2.49%	2.61%	2.28%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$5,858,253	$5,549,859	$5,792,233	$4,914,903	$5,186,109	$4,903,150
Portfolio turnover rate I	53 % H	53% J	45%	45% K	48%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity Dividend Income Fund Class K

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.02	$31.99	$26.69	$28.03	$28.53	$24.67
Income from Investment Operations
Net investment income (loss) A,B	.35	.74	.75	.71	.65	.65
Net realized and unrealized gain (loss)	2.67	.65	6.04	(.04)	2.06	3.89
Total from investment operations	3.02	1.39	6.79	.67	2.71	4.54
Distributions from net investment income	(.59)	(.70)	(.77)	(.65)	(.62)	(.66)
Distributions from net realized gain	(1.42)	(1.65)	(.72)	(1.36)	(2.60)	(.01)
Total distributions	(2.01)	(2.36) C	(1.49)	(2.01)	(3.21) C	(.68) C
Net asset value, end of period	$32.03	$31.02	$31.99	$26.69	$28.03	$28.53
Total Return D,E	10.19%	5.10%	26.37%	2.78%	9.86%	18.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.46%	.45%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45 % H	.46%	.44%	.49%	.49%	.49%
Expenses net of all reductions, if any	.45% H	.46%	.44%	.49%	.49%	.49%
Net investment income (loss)	2.26% H	2.51%	2.59%	2.70%	2.37%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$214,850	$194,268	$582,478	$773,536	$812,035	$759,793
Portfolio turnover rate I	53 % H	53% J	45%	45% K	48%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity Dividend Income Fund Class I

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$31.01	$28.55
Income from Investment Operations
Net investment income (loss) B,C	.33	.35
Net realized and unrealized gain (loss)	2.67	2.43
Total from investment operations	3.00	2.78
Distributions from net investment income	(.57)	(.32)
Distributions from net realized gain	(1.42)	-
Total distributions	(1.99)	(.32)
Net asset value, end of period	$32.02	$31.01
Total Return D,E	10.13%	9.76%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.56% H	.56% H
Expenses net of fee waivers, if any	.56 % H	.56% H
Expenses net of all reductions, if any	.56% H	.56% H
Net investment income (loss)	2.14% H	2.30% H
Supplemental Data
Net assets, end of period (000 omitted)	$400,017	$364,199
Portfolio turnover rate I	53 % H	53% J

AFor the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Equity Dividend Income Fund Class Z

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$31.02	$28.55
Income from Investment Operations
Net investment income (loss) B,C	.35	.36
Net realized and unrealized gain (loss)	2.67	2.44
Total from investment operations	3.02	2.80
Distributions from net investment income	(.59)	(.33)
Distributions from net realized gain	(1.42)	-
Total distributions	(2.01)	(.33)
Net asset value, end of period	$32.03	$31.02
Total Return D,E	10.19%	9.83%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.45% H
Expenses net of fee waivers, if any	.45 % H	.45% H
Expenses net of all reductions, if any	.45% H	.45% H
Net investment income (loss)	2.26% H	2.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$94,593	$91,746
Portfolio turnover rate I	53 % H	53% J

AFor the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Equity Dividend Income, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,139,177,979
Gross unrealized depreciation	(259,071,140)
Net unrealized appreciation (depreciation)	$1,880,106,839
Tax cost	$6,336,879,754
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	2,051,363,660	2,260,932,960
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.59
Class M	.58
Class C	.62
Equity Dividend Income	.54
Class K	.45
Class I	.60
Class Z	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.55
Class M	.55
Class C	.55
Equity Dividend Income	.51
Class K	.44
Class I	.55
Class Z	.44

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,086,945	20,233
Class M	.25%	.25%	1,431,426	15,569
Class C	.75%	.25%	243,289	25,549
			2,761,660	61,351

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	44,612
Class M	3,928
Class CA	241
48,781

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Equity Dividend Income Fund	$4,517

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity Dividend Income Fund	55,914

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Dividend Income Fund	234,524,329	198,128,153	35,711,187
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Equity Dividend Income Fund	4,903
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity Dividend Income Fund	29,005	77	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Equity Dividend Income Fund	55,193,326
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,791.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025A
Fidelity Equity Dividend Income Fund
Distributions to shareholders
Class A	$52,568,743	$8,238,691
Class M	34,028,182	5,151,282
Class C	2,845,647	406,530
Equity Dividend Income	355,327,183	426,398,666
Class K	12,556,785	37,916,512
Class I	23,347,612	3,797,375
Class Z	5,928,757	901,768
Total	$486,602,909	$482,810,824

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025A	Six months ended May 31, 2026	Year ended November 30, 2025A
Fidelity Equity Dividend Income Fund
Class A
Shares sold	966,475	755,064	$30,000,250	$22,470,020
Issued in exchange for the shares of the Acquired Fund(s)	-	27,950,465	-	804,694,759
Reinvestment of distributions	1,684,797	264,468	50,532,482	7,914,204
Shares redeemed	(1,986,471)	(1,872,203)	(61,585,366)	(55,867,459)
Net increase (decrease)	664,801	27,097,794	$18,947,366	$779,211,524
Class M
Shares sold	693,330	582,579	$21,574,723	$17,499,859
Issued in exchange for the shares of the Acquired Fund(s)	-	18,632,018	-	536,415,288
Reinvestment of distributions	1,111,965	168,083	33,347,718	5,025,330
Shares redeemed	(1,589,541)	(1,462,733)	(49,465,370)	(43,922,918)
Net increase (decrease)	215,754	17,919,947	$5,457,071	$515,017,559
Class C
Shares sold	94,372	91,888	$2,936,847	$2,710,562
Issued in exchange for the shares of the Acquired Fund(s)	-	1,748,904	-	50,350,981
Reinvestment of distributions	92,825	13,371	2,782,249	398,591
Shares redeemed	(254,530)	(277,963)	(7,892,730)	(8,266,118)
Net increase (decrease)	(67,333)	1,576,200	$(2,173,634)	$45,194,016
Equity Dividend Income
Shares sold	4,096,917	7,857,280	$127,437,423	$228,194,690
Reinvestment of distributions	10,850,311	13,804,799	325,578,016	392,853,240
Shares redeemed	(10,967,792)	(23,682,149)	(340,544,666)	(691,258,569)
Net increase (decrease)	3,979,436	(2,020,070)	$112,470,773	$(70,210,639)
Class K
Shares sold	801,226	2,435,810	$24,940,942	$70,981,997
Reinvestment of distributions	418,303	1,335,887	12,556,786	37,916,512
Shares redeemed	(774,761)	(15,717,636)	(24,129,192)	(452,390,181)
Net increase (decrease)	444,768	(11,945,939)	$13,368,536	$(343,491,672)
Class I
Shares sold	993,679	559,436	$31,113,726	$16,622,613
Issued in exchange for the shares of the Acquired Fund(s)	-	12,862,087	-	370,427,662
Reinvestment of distributions	728,613	119,007	21,863,784	3,565,611
Shares redeemed	(974,625)	(1,796,127)	(30,277,371)	(53,520,820)
Net increase (decrease)	747,667	11,744,403	$22,700,139	$337,095,066
Class Z
Shares sold	400,099	925,851	$12,402,469	$27,524,549
Issued in exchange for the shares of the Acquired Fund(s)	-	2,542,924	-	73,236,119
Reinvestment of distributions	176,954	25,945	5,311,336	778,335
Shares redeemed	(581,558)	(537,130)	(17,965,754)	(16,075,932)
Net increase (decrease)	(4,505)	2,957,590	$(251,949)	$85,463,071

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Prior Fiscal Year Reorganization Information.
On June 6, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Equity Income Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (The Board). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on May 29, 2025. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Equity Income Fund	1,818,066,783	295,616,523
Class A	-	-	804,694,759	25,286,709	1.1053421327
Class M	-	-	536,415,288	16,158,757	1.1530600903
Class C	-	-	50,350,981	1,549,889	1.1284056964
Class I	-	-	370,427,662	10,742,339	1.1973263889
Class Z	-	-	73,236,119	2,129,405	1.1941944444

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Equity Dividend Income Fund	5,528,220,981	7,363,345,790

Pro forma results of operations of the combined entity for the entire period ended November 30, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$180,980,705
Total net realized gain (loss)	446,880,758
Total change in net unrealized appreciation (depreciation)	(307,504,278)
Net increase (decrease) in net assets resulting from operations	$320,357,185

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations since June 6, 2025.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity Dividend Income Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.704739.128
EII-SANN-0726
Fidelity® Convertible Securities Fund

Semi-Annual Report
May 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Convertible Securities Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 5.7%
	Shares	Value ($)
CANADA - 0.7%
Materials - 0.6%
Metals & Mining - 0.6%
Almonty Industries Inc (United States) (c)	747,100	14,687,986
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp (b)	301,700	4,300,152
TOTAL CANADA		18,988,138
FRANCE - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA (c)	337,200	9,407,977
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	10,100	4,226,345
UNITED STATES - 4.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet Inc Class A	15,300	5,819,202
Meta Platforms Inc Class A	8,100	5,123,331
TOTAL COMMUNICATION SERVICES		10,942,533
Consumer Discretionary - 0.5%
Broadline Retail - 0.2%
Amazon.com Inc (c)	15,600	4,221,984
Hotels, Restaurants & Leisure - 0.0%
Sabre Corp (b)(c)	451,400	794,464
SHARPLINK INC (b)(c)	165,587	1,011,737
		1,806,201
Household Durables - 0.1%
TopBuild Corp (c)	5,125	2,139,585
Specialty Retail - 0.2%
Burlington Stores Inc (c)	6,476	2,097,123
Dick's Sporting Goods Inc	11,600	2,639,812
GameStop Corp warrants 10/30/2026 (c)	88,350	287,138
Wayfair Inc Class A (c)	1,513	109,329
		5,133,402
TOTAL CONSUMER DISCRETIONARY		13,301,172
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
DHT Holdings Inc	1,593,495	26,005,838
Financials - 0.1%
Financial Services - 0.1%
Shift4 Payments Inc Class A (b)(c)	77,000	3,431,120
Health Care - 0.6%
Biotechnology - 0.0%
Mirum Pharmaceuticals Inc (c)	16,000	1,624,000
Health Care Equipment & Supplies - 0.4%
Strive Inc Class A (b)(c)	548,158	9,685,952
Health Care Providers & Services - 0.2%
HCA Healthcare Inc	11,400	4,315,356
TOTAL HEALTH CARE		15,625,308
Industrials - 0.1%
Aerospace & Defense - 0.1%
Boeing Co (c)	8,400	1,941,660
Byrna Technologies Inc (b)(c)	308,111	1,922,613
TOTAL INDUSTRIALS		3,864,273
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.1%
Advanced Energy Industries Inc	9,260	2,798,187
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp	25,600	5,405,184
Software - 0.6%
HubSpot Inc (c)	11,100	2,448,993
Microsoft Corp	9,100	4,097,184
Salesforce Inc	14,600	2,790,060
ServiceNow Inc (c)	39,900	4,962,363
		14,298,600
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Technology Holdings PLC	18,854	16,587,749
TOTAL INFORMATION TECHNOLOGY		39,089,720
Materials - 0.0%
Construction Materials - 0.0%
James Hardie Industries PLC (c)	8,806	205,003
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	18,100	2,900,163
TOTAL UNITED STATES		115,365,130
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	106,100	3,266,155
TOTAL COMMON STOCKS (Cost $115,504,311)		151,253,745

Convertible Corporate Bonds - 78.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
IREN Ltd 0.25% 6/1/2032 (e)	2,245,000	3,160,960
IREN Ltd 1% 12/1/2033 (e)	2,320,000	2,535,760

TOTAL AUSTRALIA		5,696,720
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc 3.5% 12/15/2029 (e)	1,390,000	1,672,587
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd 3.5% 5/1/2033 (e)	1,720,000	1,679,580
MONACO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Scorpio Tankers Inc 1.75% 4/15/2031 (e)	6,925,000	7,263,633
Scorpio Tankers Inc 1.75% 4/15/2031 (e)	2,365,000	2,480,648

TOTAL MONACO		9,744,281
NORWAY - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
T1 Energy Inc 4% 4/15/2031	1,411,000	2,466,964
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG 1.7308% 3/1/2031 (e)	1,156,000	1,232,585
UNITED STATES - 77.5%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.8%
AST SpaceMobile Inc 2% 1/15/2036 (e)	7,104,000	9,772,297
AST SpaceMobile Inc 2.25% 4/15/2036 (e)	6,880,000	8,586,111
AST SpaceMobile Inc 2.375% 10/15/2032 (e)	2,083,000	3,887,075
		22,245,483
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	4,916,000	5,913,948
Live Nation Entertainment Inc 2.875% 1/15/2030	7,623,000	8,716,901
Live Nation Entertainment Inc 2.875% 10/15/2031 (e)	8,497,000	9,007,784
Live Nation Entertainment Inc 3.125% 1/15/2029	7,269,000	12,024,380
Sphere Entertainment Co 3.5% 12/1/2028	1,073,000	4,224,937
Zynga Inc 0% 12/15/2026 (f)	5,479,000	5,657,780
		45,545,730
Interactive Media & Services - 0.4%
Snap Inc 0.125% 3/1/2028	2,650,000	2,414,680
Snap Inc 0.5% 5/1/2030	5,030,000	4,200,050
Trump Media & Technology Group Corp 0% 5/29/2028 (e)(g)	4,935,000	4,688,272
		11,303,002
Media - 0.9%
Cable One Inc 1.125% 3/15/2028	2,164,000	1,409,846
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (h)	3,657,342	14,355,067
Sirius XM Holdings Inc 3.75% 3/15/2028	6,610,000	7,535,400
		23,300,313
TOTAL COMMUNICATION SERVICES		102,394,528
Consumer Discretionary - 5.7%
Automobile Components - 0.3%
LCI Industries 3% 3/1/2030	4,850,000	5,497,475
Patrick Industries Inc 1.75% 12/1/2028	1,893,000	2,783,970
		8,281,445
Automobiles - 1.3%
Lucid Group Inc 5% 4/1/2030 (e)	7,235,000	3,458,329
Lucid Group Inc 7% 11/1/2031 (e)	8,295,000	4,914,788
Rivian Automotive Inc 3.625% 10/15/2030	10,998,000	11,379,578
Rivian Automotive Inc 4.625% 3/15/2029	12,467,000	14,329,259
		34,081,954
Broadline Retail - 0.3%
Etsy Inc 0.125% 10/1/2026	4,257,000	4,270,622
Etsy Inc 1% 6/15/2030 (e)	4,444,000	4,872,846
		9,143,468
Diversified Consumer Services - 0.6%
Liberty Live Holdings Inc 2.375% 9/30/2053 (e)	7,042,000	12,122,803
Stride Inc 1.125% 9/1/2027	2,826,000	5,062,779
		17,185,582
Hotels, Restaurants & Leisure - 1.7%
Cheesecake Factory Inc/The 2% 3/15/2030	3,713,000	4,165,986
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (e)	2,276,000	1,872,238
DoorDash Inc 0% 5/15/2030 (e)(f)	23,227,000	21,824,986
DraftKings Holdings Inc 0% 3/15/2028 (f)	4,200,000	3,866,100
NCL Corp Ltd 0.75% 9/15/2030 (e)	2,480,000	2,294,928
NCL Corp Ltd 0.875% 4/15/2030	8,138,000	8,488,952
NCL Corp Ltd 1.125% 2/15/2027	1,316,000	1,290,338
		43,803,528
Household Durables - 0.1%
Meritage Homes Corp 1.75% 5/15/2028	3,864,000	3,778,992
Leisure Products - 0.2%
Peloton Interactive Inc 5.5% 12/1/2029	2,368,000	4,003,370
Specialty Retail - 1.2%
GameStop Corp 0% 6/15/2032 (e)(g)	29,372,000	29,151,710
RealReal Inc/The 4% 2/15/2031 (d)(e)	975,000	1,207,538
Wayfair Inc 3.25% 9/15/2027	405,000	530,753
Wayfair Inc 3.5% 11/15/2028	444,000	739,482
		31,629,483
TOTAL CONSUMER DISCRETIONARY		151,907,822
Consumer Staples - 0.5%
Food Products - 0.2%
Freshpet Inc 3% 4/1/2028	2,558,000	2,843,216
Post Holdings Inc 2.5% 8/15/2027	3,855,000	4,053,533
		6,896,749
Personal Care Products - 0.3%
Herbalife Ltd 4.25% 6/15/2028	1,763,000	1,940,710
Oddity Finance LLC 0% 6/15/2030 (e)(g)	9,150,000	6,195,743
		8,136,453
TOTAL CONSUMER STAPLES		15,033,202
Energy - 2.1%
Energy Equipment & Services - 1.1%
Atlas Energy Solutions Inc 0.5% 4/15/2031 (e)	3,117,000	4,194,547
Liberty Energy Inc 0% 3/1/2031 (e)(g)	6,435,000	7,088,153
Liberty Energy Inc 0% 3/1/2032 (e)(g)	3,200,000	3,300,800
Nabors Industries Inc 1.75% 6/15/2029	1,633,000	1,563,924
ProPetro Holding Corp 0% 11/15/2031 (e)(g)	1,060,000	1,034,242
Solaris Energy Infrastructure Inc 0.25% 10/1/2031	4,055,000	5,940,575
Solaris Energy Infrastructure Inc 4.75% 5/1/2030	974,000	2,751,063
Transocean International Ltd 4.625% 9/30/2029	1,370,000	2,613,960
		28,487,264
Oil, Gas & Consumable Fuels - 1.0%
Centrus Energy Corp 0% 8/15/2032 (e)(f)	5,108,000	5,500,678
Centrus Energy Corp 2.25% 11/1/2030	2,541,000	5,331,018
Crescent Energy Co 2.75% 3/15/2031 (e)	3,765,000	3,996,548
Northern Oil & Gas Inc 3.625% 4/15/2029	4,684,000	4,639,502
Northern Oil & Gas Inc 3.625% 4/15/2029 (e)	573,000	567,557
Peabody Energy Corp 3.25% 3/1/2028	2,047,000	3,058,217
World Kinect Corp 3.25% 7/1/2028	2,580,000	3,058,589
		26,152,109
TOTAL ENERGY		54,639,373
Financials - 3.8%
Capital Markets - 1.8%
Coinbase Global Inc 0% 10/1/2029 (e)(f)	8,752,000	7,982,699
Coinbase Global Inc 0.25% 4/1/2030	16,207,000	15,720,790
Galaxy Digital Holdings LP 0.5% 5/1/2031 (e)	8,196,000	7,200,186
Galaxy Digital Holdings LP 2.5% 12/1/2029 (e)	2,750,000	4,130,500
Galaxy Digital Holdings LP 3% 12/15/2026 (e)	2,750,000	3,136,375
Hercules Capital Inc 4.75% 9/1/2028 (e)	1,840,000	1,791,240
WisdomTree Inc 3.25% 8/15/2029	1,569,000	2,613,170
WisdomTree Inc 4.5% 10/1/2031 (e)	3,785,000	4,495,066
WisdomTree Inc 4.625% 8/15/2030 (e)	1,100,000	1,377,750
		48,447,776
Consumer Finance - 0.9%
SoFi Technologies Inc 0% 10/15/2026 (e)(f)	2,146,000	2,213,159
SoFi Technologies Inc 1.25% 3/15/2029 (e)	5,690,000	11,624,269
Upstart Holdings Inc 0% 2/15/2032 (e)(f)	4,240,000	3,235,120
Upstart Holdings Inc 1% 11/15/2030	3,214,000	2,595,305
Upstart Holdings Inc 2% 10/1/2029	2,787,000	3,093,570
		22,761,423
Financial Services - 1.0%
Affirm Holdings Inc 0.75% 12/15/2029	6,190,000	6,845,003
Euronet Worldwide Inc 0.625% 10/1/2030 (e)	3,000,000	2,692,500
Global Payments Inc 1.5% 3/1/2031	7,286,000	6,571,972
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (e)	2,425,000	3,770,875
Repay Holdings Corp 2.875% 7/15/2029 (e)	2,006,000	1,773,449
Shift4 Payments Inc 0.5% 8/1/2027	4,250,000	4,021,775
		25,675,574
Insurance - 0.1%
Oscar Health Inc 2.25% 9/1/2030 (e)	2,400,000	3,003,119
TOTAL FINANCIALS		99,887,892
Health Care - 8.0%
Biotechnology - 3.3%
Alnylam Pharmaceuticals Inc 0% 9/15/2028 (e)(f)	1,950,000	1,796,426
Alnylam Pharmaceuticals Inc 1% 9/15/2027	5,074,000	6,126,216
Arrowhead Pharmaceuticals Inc 0% 1/15/2032 (f)	4,140,000	4,856,220
Bridgebio Pharma Inc 0.75% 2/1/2033 (e)	3,415,000	3,217,920
Bridgebio Pharma Inc 1.75% 3/1/2031	3,871,000	6,011,986
Bridgebio Pharma Inc 2.25% 2/1/2029	5,057,000	5,430,930
Bridgebio Pharma Inc 2.5% 3/15/2027	3,376,000	5,449,396
Celcuity Inc 2.75% 8/1/2031	1,314,000	3,630,845
Cogent Biosciences Inc 1.625% 11/15/2031	860,000	1,005,339
Cytokinetics Inc 1.75% 10/1/2031 (e)	4,789,000	6,724,132
Cytokinetics Inc 3.5% 7/1/2027	957,000	1,506,939
Halozyme Therapeutics Inc 0% 2/15/2031 (e)(f)	4,256,000	4,196,416
Halozyme Therapeutics Inc 0.25% 3/1/2027	1,411,000	1,465,676
Halozyme Therapeutics Inc 0.875% 11/15/2032 (e)	4,255,000	4,250,745
Halozyme Therapeutics Inc 1% 8/15/2028	2,969,000	3,855,247
Ionis Pharmaceuticals Inc 0% 12/1/2030 (e)(g)	2,903,000	3,033,386
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	4,010,000	6,049,415
Mirum Pharmaceuticals Inc 0% 6/1/2032 (e)(f)	4,438,000	4,420,248
Novavax Inc 5% 12/15/2027	982,000	1,207,663
PTC Therapeutics Inc 1.5% 9/15/2026	1,737,000	2,468,839
Revolution Medicines Inc 0.5% 5/1/2033	2,994,000	3,463,684
Sarepta Therapeutics Inc 1.25% 9/15/2027	850,000	799,850
Sarepta Therapeutics Inc 4.875% 9/1/2030 (e)	3,690,000	3,037,977
Travere Therapeutics Inc 0.5% 5/15/2032	985,000	1,037,952
Travere Therapeutics Inc 2.25% 3/1/2029	851,000	1,355,530
		86,398,977
Health Care Equipment & Supplies - 1.9%
Alphatec Holdings Inc 0.75% 3/15/2030	2,409,000	2,198,065
Dexcom Inc 0.375% 5/15/2028	8,013,000	7,504,175
Enovis Corp 3.875% 10/15/2028	2,840,000	2,757,924
Haemonetics Corp 2.5% 6/1/2029	4,313,000	4,262,107
Integer Holdings Corp 1.875% 3/15/2030	6,093,000	5,788,350
Integer Holdings Corp 2.125% 2/15/2028	785,000	932,580
IRhythm Holdings Inc 1.5% 9/1/2029	4,413,000	4,750,639
Lantheus Holdings Inc 2.625% 12/15/2027	3,691,000	5,009,055
LeMaitre Vascular Inc 2.5% 2/1/2030	1,077,000	1,132,622
LivaNova PLC 2.5% 3/15/2029	2,604,000	3,294,841
Merit Medical Systems Inc 3% 2/1/2029	4,768,000	4,968,256
Omnicell Inc 1% 12/1/2029	1,318,000	1,429,206
Tandem Diabetes Care Inc 1.5% 3/15/2029	2,184,000	2,130,492
TransMedics Group Inc 1.5% 6/1/2028	3,103,000	3,380,098
		49,538,410
Health Care Providers & Services - 1.1%
Alignment Healthcare Inc 4.25% 11/15/2029	2,173,000	2,784,156
Brookdale Senior Living Inc 3.5% 10/15/2029	1,150,000	1,815,850
Guardant Health Inc 0% 11/15/2027 (g)	3,130,000	3,627,211
Guardant Health Inc 0% 5/15/2033 (e)(g)	2,695,000	3,665,098
Guardant Health Inc 1.25% 2/15/2031	3,853,000	8,544,843
Hims & Hers Health Inc 0% 5/15/2030 (e)(g)	5,879,000	4,832,538
Hims & Hers Health Inc 0% 6/1/2032 (e)(g)	2,273,000	2,547,351
OPKO Health Inc 3.75% 1/15/2029	789,000	1,147,601
		28,964,648
Health Care Technology - 0.0%
Evolent Health Inc 3.5% 12/1/2029	3,154,000	2,184,145
Life Sciences Tools & Services - 0.4%
Repligen Corp 1% 12/15/2028	3,842,000	3,844,107
Tempus AI Inc 0% 5/15/2032 (e)(f)	2,087,000	2,177,474
Tempus AI Inc 0.75% 7/15/2030 (e)	4,752,000	4,753,820
		10,775,401
Pharmaceuticals - 1.3%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	2,130,000	1,914,596
ANI Pharmaceuticals Inc 2.25% 9/1/2029	1,476,000	1,853,856
Collegium Pharmaceutical Inc 2.875% 2/15/2029	1,649,000	1,946,150
Indivior Pharmaceuticals Inc 0.625% 3/15/2031 (e)	776,000	874,086
Jazz Investments I Ltd 3.125% 9/15/2030	7,060,000	11,821,970
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (e)	2,507,000	3,367,904
Pacira BioSciences Inc 2.125% 5/15/2029	2,080,000	2,036,104
Zoetis Inc 0.25% 6/15/2029 (e)	12,374,000	11,328,397
		35,143,063
TOTAL HEALTH CARE		213,004,644
Industrials - 7.2%
Aerospace & Defense - 1.2%
AeroVironment Inc 0% 7/15/2030 (g)	4,898,000	5,103,716
Astronics Corp 0% 1/15/2031 (e)(f)	1,318,000	2,258,129
BWX Technologies Inc 0% 11/1/2030 (e)(f)	7,708,000	7,919,970
Intuitive Machines Inc 2.5% 10/1/2030 (e)	2,770,000	9,670,070
Spirit AeroSystems Inc 3.25% 11/1/2028	1,590,000	2,621,910
Voyager Technologies Inc 0.75% 11/15/2030 (e)	2,805,000	5,025,158
		32,598,953
Commercial Services & Supplies - 0.2%
Pitney Bowes Inc 1.5% 8/15/2030 (e)	1,450,000	1,838,745
Tetra Tech Inc 2.25% 8/15/2028	3,215,000	3,324,310
		5,163,055
Construction & Engineering - 0.7%
Fluor Corp 1.125% 8/15/2029	4,434,000	5,396,178
Granite Construction Inc 3.25% 6/15/2030	3,830,000	7,050,647
Granite Construction Inc 3.75% 5/15/2028	2,472,000	7,318,356
		19,765,181
Electrical Equipment - 2.3%
Array Technologies Inc 1% 12/1/2028	611,000	576,173
Array Technologies Inc 2.875% 7/1/2031 (e)	1,810,000	2,597,350
Bloom Energy Corp 0% 11/15/2030 (e)(f)	16,612,000	28,879,962
Enovix Corp 4.75% 9/15/2030 (e)	2,555,000	2,528,327
Eos Energy Enterprises Inc 1.75% 12/1/2031 (e)	15,182,000	12,859,154
Fluence Energy Inc 2.25% 6/15/2030	2,564,000	3,159,617
Plug Power Inc 6.75% 12/1/2033 (e)	2,907,000	4,888,993
Stem Inc 4.25% 4/1/2030 (e)	498,000	220,963
Sunrun Inc 4% 3/1/2030	3,008,000	3,985,600
		59,696,139
Ground Transportation - 1.2%
Hertz Corp/The 5.5% 10/1/2030 (e)	2,759,000	2,119,257
Knight-Swift Transportation Holdings Inc 1% 11/15/2031 (e)	9,312,000	10,634,304
Lyft Inc 0% 9/15/2030 (e)(g)	2,150,000	2,080,125
Lyft Inc 0.625% 3/1/2029	4,254,000	4,435,220
Uber Technologies Inc 0.875% 12/1/2028	10,988,000	12,894,418
		32,163,324
Machinery - 0.2%
Greenbrier Cos Inc/The 2.875% 4/15/2028	1,349,000	1,509,261
JBT Marel Corp 0.375% 9/15/2030 (e)	3,241,000	3,224,795
		4,734,056
Passenger Airlines - 0.3%
JetBlue Airways Corp 2.5% 9/1/2029	3,001,000	3,203,568
Joby Aviation Inc 0.75% 2/15/2032	4,610,000	4,994,935
		8,198,503
Professional Services - 1.0%
BlackSky Technology Inc 8.25% 8/1/2033 (e)	1,227,000	2,133,630
CSG Systems International Inc 3.875% 9/15/2028	2,860,000	3,484,910
Parsons Corp 2.625% 3/1/2029	7,267,000	7,338,217
Planet Labs PBC 0.5% 10/15/2030 (e)	2,952,000	12,955,292
		25,912,049
Trading Companies & Distributors - 0.1%
Xometry Inc 0.75% 6/15/2030 (e)	1,520,000	3,326,571
TOTAL INDUSTRIALS		191,557,831
Information Technology - 37.3%
Communications Equipment - 3.2%
Applied Optoelectronics Inc 2.75% 1/15/2030	1,030,000	3,887,904
Lumentum Holdings Inc 0.375% 3/15/2032 (e)	8,429,000	38,904,050
Lumentum Holdings Inc 0.5% 6/15/2028	5,716,000	37,165,432
Viavi Solutions Inc 0.625% 3/1/2031 (e)	1,562,000	5,641,944
		85,599,330
Electronic Equipment, Instruments & Components - 1.5%
Advanced Energy Industries Inc 0% 5/15/2031 (e)(g)	7,375,000	7,234,875
Avnet Inc 1.75% 9/1/2030 (e)	3,830,000	5,210,715
Itron Inc 0% 3/15/2032 (e)(g)	5,446,000	5,015,766
Itron Inc 1.375% 7/15/2030	4,560,000	4,448,280
Mirion Technologies Inc 0% 10/1/2031 (e)(f)	2,240,000	2,135,392
Mirion Technologies Inc 0.25% 6/1/2030 (e)	1,990,000	2,142,235
OSI Systems Inc 0.5% 2/1/2031 (e)	4,231,000	3,921,116
OSI Systems Inc 2.25% 8/1/2029	2,477,000	3,285,752
Vishay Intertechnology Inc 2.25% 9/15/2030	3,500,000	6,595,750
		39,989,881
IT Services - 8.1%
Akamai Technologies Inc 0% 5/15/2030 (e)(f)	10,215,000	10,628,708
Akamai Technologies Inc 0% 5/15/2032 (e)(f)	10,887,000	11,278,932
Akamai Technologies Inc 0.25% 5/15/2033	12,643,000	22,150,536
Akamai Technologies Inc 0.375% 9/1/2027	7,190,000	10,026,454
Akamai Technologies Inc 1.125% 2/15/2029	7,900,000	10,922,441
Applied Digital Corp 2.75% 6/1/2030	2,989,000	14,802,223
Cloudflare Inc 0% 6/15/2030 (e)(g)	14,616,000	18,332,849
Cloudflare Inc 0% 8/15/2026 (f)	8,500,000	10,897,850
CoreWeave Inc 1.75% 10/1/2032 (e)	26,590,000	31,668,690
CoreWeave Inc 1.75% 12/1/2031 (e)	17,322,000	22,215,465
DigitalOcean Holdings Inc 0% 8/15/2030 (e)(f)	5,087,000	20,533,676
Fastly Inc 0% 12/15/2030 (e)(g)	1,710,000	2,475,224
Snowflake Inc 0% 10/1/2027 (g)	9,354,000	15,716,601
Snowflake Inc 0% 10/1/2029 (g)	7,250,000	12,858,600
		214,508,249
Semiconductors & Semiconductor Equipment - 6.1%
Amkor Technology Inc 0% 7/15/2031 (e)(f)	7,175,000	7,563,222
Cohu Inc 1.5% 1/15/2031 (e)	1,698,000	3,544,405
Impinj Inc 0% 9/15/2029 (e)(f)	1,085,000	1,074,476
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (g)	3,436,000	7,586,688
Microchip Technology Inc 0% 2/15/2030 (e)(g)	5,907,000	6,850,599
Microchip Technology Inc 0.75% 6/1/2030	10,821,000	11,950,480
MKS Inc 1.25% 6/1/2030	10,232,000	22,535,980
ON Semiconductor Corp 0% 5/1/2027 (f)	4,652,000	10,620,516
ON Semiconductor Corp 0% 5/1/2031 (e)(g)	8,048,000	8,726,446
ON Semiconductor Corp 0.5% 3/1/2029	8,644,000	11,708,298
Onto Innovation Inc 0% 6/1/2031 (e)(g)	12,115,000	12,706,212
Penguin Solutions Inc 2% 8/15/2030	1,767,000	3,809,652
Semtech Corp 0% 10/15/2030 (e)(f)	3,189,000	5,550,789
Semtech Corp 1.625% 11/1/2027	722,000	2,944,029
Synaptics Inc 0.75% 12/1/2031	12,193,000	19,455,754
Ultra Clean Holdings Inc 0% 3/15/2031 (e)(g)	3,663,000	4,780,948
Veeco Instruments Inc 2.875% 6/1/2029	1,562,000	3,227,249
Wolfspeed Inc 2.5% 6/15/2031 (e)	2,363,000	11,368,629
Wolfspeed Inc 3.5% 3/15/2031 (e)	2,205,000	6,728,558
		162,732,930
Software - 11.4%
Alkami Technology Inc 1.5% 3/15/2030	1,712,000	1,621,837
Bentley Systems Inc 0.375% 7/1/2027	3,857,000	3,691,149
BILL Holdings Inc 0% 4/1/2030 (f)	4,914,000	4,317,932
BlackLine Inc 1% 6/1/2029	4,295,000	3,925,747
Box Inc 1.5% 9/15/2029	3,177,000	3,084,683
Cerence Inc 1.5% 7/1/2028	1,190,000	1,080,900
Cipher Digital Inc 0% 10/1/2031 (e)(f)	8,846,000	15,036,056
Cipher Digital Inc 1.75% 5/15/2030	1,057,000	5,741,492
Cleanspark Inc 0% 2/15/2032 (e)(g)	6,860,000	8,126,567
Cleanspark Inc 0% 6/15/2030 (f)	4,212,000	6,324,318
Core Scientific Inc 0% 6/15/2031 (e)(f)	4,208,000	6,141,576
Core Scientific Inc 3% 9/1/2029 (e)	2,937,000	7,548,384
CyberArk Software Ltd 0% 6/15/2030 (e)(f)	9,968,000	14,256,856
Datadog Inc 0% 12/1/2029 (g)	10,764,000	14,877,927
Dropbox Inc 0% 3/1/2028 (g)	4,640,000	4,630,720
Five9 Inc 1% 3/15/2029	665,000	590,054
Guidewire Software Inc 1.25% 11/1/2029	4,568,000	4,643,372
InterDigital Inc 3.5% 6/1/2027	2,077,000	6,783,482
Life360 Inc 0% 6/1/2030 (e)(f)	2,020,000	1,901,830
LivePerson Inc 0% 12/15/2026 (f)	3,583,000	2,078,140
MARA Holdings Inc 0% 3/1/2030 (g)	4,505,000	4,504,779
MARA Holdings Inc 0% 6/1/2031 (g)	5,914,000	5,772,677
MARA Holdings Inc 0% 8/1/2032 (e)(f)	7,835,000	8,032,118
MARA Holdings Inc 2.125% 9/1/2031	1,768,000	1,990,494
Nutanix Inc 0.25% 10/1/2027	4,233,000	4,819,271
Nutanix Inc 0.5% 12/15/2029	992,000	983,072
Pagaya Technologies Ltd 6.125% 10/1/2029	1,069,000	1,448,280
PagerDuty Inc 1.5% 10/15/2028	2,335,000	2,149,368
PAR Technology Corp 1% 1/15/2030	1,066,000	838,941
Porch Group Inc 6.75% 10/1/2028 (e)	1,971,000	2,009,435
Progress Software Corp 3.5% 3/1/2030	2,736,000	2,599,474
Riot Platforms Inc 0.75% 1/15/2030	7,676,000	15,307,479
Rubrik Inc 0% 6/15/2030 (e)(f)	9,673,000	9,837,441
Strategy Inc 0% 3/1/2030 (g)	19,710,000	18,720,558
Strategy Inc 0.625% 3/15/2030	5,160,000	6,958,260
Strategy Inc 0.625% 9/15/2028	11,455,000	14,044,976
Strategy Inc 0.875% 3/15/2031	4,207,000	4,700,481
Terawulf Inc 0% 5/1/2032 (e)(f)	9,216,000	14,045,355
Terawulf Inc 1% 9/1/2031 (e)	6,718,000	15,026,737
Terawulf Inc 2.75% 2/1/2030 (e)	3,310,000	10,447,181
Tyler Technologies Inc 0.5% 7/15/2031 (e)	10,106,000	10,348,544
Uber Technologies Inc 0% 5/15/2028 (f)	7,615,000	9,095,551
Unity Software Inc 0% 3/15/2030 (g)	4,276,000	5,002,920
Vertex Inc 0.75% 5/1/2029	2,291,000	2,080,228
Workiva Inc 1.25% 8/15/2028	2,428,000	2,261,682
Zscaler Inc 0% 7/15/2028 (e)(f)	10,450,000	9,588,733
		299,017,057
Technology Hardware, Storage & Peripherals - 7.0%
Super Micro Computer Inc 0% 6/15/2030 (e)(g)	15,322,000	16,856,985
Super Micro Computer Inc 2.25% 7/15/2028	4,097,000	4,584,171
Super Micro Computer Inc 3.5% 3/1/2029	13,512,000	13,651,066
Western Digital Corp 3% 11/15/2028	10,792,000	151,478,670
		186,570,892
TOTAL INFORMATION TECHNOLOGY		988,418,339
Materials - 0.7%
Chemicals - 0.0%
PureCycle Technologies Inc 7.25% 8/15/2030	926,000	1,146,388
Metals & Mining - 0.7%
MP Materials Corp 3% 3/1/2030 (e)	5,372,000	16,535,016
TOTAL MATERIALS		17,681,404
Real Estate - 2.7%
Health Care REITs - 1.3%
Healthcare Realty Holdings LP 3% 1/15/2032 (e)	4,325,000	4,398,525
Welltower OP LLC 2.75% 5/15/2028 (e)	13,694,000	29,524,264
		33,922,789
Industrial REITs - 0.3%
Rexford Industrial Realty LP 4.125% 3/15/2029 (e)	4,047,000	3,988,318
Rexford Industrial Realty LP 4.375% 3/15/2027 (e)	4,029,000	4,014,899
		8,003,217
Office REITs - 0.3%
Boston Properties LP 2% 10/1/2030 (e)	6,461,000	6,070,110
COPT Defense Properties LP 5.25% 9/15/2028 (e)	2,426,000	2,872,653
		8,942,763
Real Estate Management & Development - 0.3%
Compass Inc 0.25% 4/15/2031 (e)	8,499,000	7,770,636
Retail REITs - 0.2%
Federal Realty OP LP 3.25% 1/15/2029 (e)	1,611,000	1,735,046
Tanger Properties LP 2.375% 1/15/2031 (e)	2,470,000	2,533,232
		4,268,278
Specialized REITs - 0.3%
Digital Realty Trust LP 1.875% 11/15/2029 (e)	7,377,000	8,059,373
TOTAL REAL ESTATE		70,967,056
Utilities - 5.6%
Electric Utilities - 3.5%
Alliant Energy Corp 3.25% 5/30/2028	3,402,000	3,604,419
Duke Energy Corp 3% 3/15/2029 (e)	9,490,000	9,363,783
Evergy Inc 4.5% 12/15/2027	6,909,000	9,381,040
Exelon Corp 3.25% 3/15/2029 (e)	6,180,000	6,220,170
FirstEnergy Corp 3.625% 1/15/2029 (e)	8,249,000	8,913,045
FirstEnergy Corp 3.875% 1/15/2031 (e)	7,231,000	7,943,253
NextEra Energy Capital Holdings Inc 3% 3/1/2027	6,018,000	7,853,490
PG&E Corp 4.25% 12/1/2027	10,969,000	11,182,896
PPL Capital Funding Inc 2.875% 3/15/2028	6,401,000	7,121,113
PPL Capital Funding Inc 3% 12/1/2030 (e)	5,735,000	5,787,188
Southern Co/The 3.25% 6/15/2028	8,820,000	8,846,460
Southern Co/The 4.5% 6/15/2027	5,189,000	5,630,065
		91,846,922
Gas Utilities - 0.2%
UGI Corp 5% 6/1/2028	3,843,000	5,138,091
Independent Power and Renewable Electricity Producers - 0.3%
Ormat Technologies Inc 1.5% 3/15/2031 (e)	5,826,000	6,917,210
Sunnova Energy International Inc 0.25% (i)(j)	9,870,000	17,272
		6,934,482
Multi-Utilities - 1.6%
CenterPoint Energy Inc 2.875% 5/15/2029 (e)	4,115,000	4,097,717
CenterPoint Energy Inc 3% 8/1/2028 (e)	2,965,000	3,091,013
CenterPoint Energy Inc 4.25% 8/15/2026	5,085,000	5,893,515
CMS Energy Corp 3.125% 5/1/2031 (e)	5,762,000	5,764,881
CMS Energy Corp 3.375% 5/1/2028	4,952,000	5,370,444
WEC Energy Group Inc 3.375% 6/1/2028 (e)	5,672,000	5,793,947
WEC Energy Group Inc 4.375% 6/1/2027	5,559,000	6,506,810
WEC Energy Group Inc 4.375% 6/1/2029	5,477,000	6,564,185
		43,082,512
TOTAL UTILITIES		147,002,007
TOTAL UNITED STATES		2,052,494,098
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,546,942,522)		2,074,986,815

Convertible Preferred Stocks - 13.4%
	Shares	Value ($)
UNITED STATES - 13.4%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	80,921	2,981,938
Financials - 3.5%
Banks - 2.0%
Bank of America Corp Series L, 7.25%	19,545	23,620,132
Wells Fargo & Co Series L, 7.5%	25,120	29,448,455
		53,068,587
Capital Markets - 0.9%
Ares Management Corp 6.75% Series B	256,691	10,765,621
KKR & Co Inc Series D 6.25%	326,942	13,522,321
		24,287,942
Financial Services - 0.6%
Apollo Global Management Inc Series A, 6.75%	242,409	16,030,749
TOTAL FINANCIALS		93,387,278
Health Care - 0.8%
Health Care Providers & Services - 0.5%
BrightSpring Health Services Inc 6.75%	55,500	11,357,541
Life Sciences Tools & Services - 0.3%
Bruker Corp 6.375% Series A	20,000	8,738,000
TOTAL HEALTH CARE		20,095,541
Industrials - 2.4%
Aerospace & Defense - 2.2%
Boeing Co Series A, 6%	775,664	56,220,127
VSE Corp 5.75%	37,200	1,823,544
		58,043,671
Trading Companies & Distributors - 0.2%
QXO Inc Series B 5.5%	84,200	4,201,580
TOTAL INDUSTRIALS		62,245,251
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
Novanta Inc 6.5%	77,500	5,199,475
Semiconductors & Semiconductor Equipment - 0.6%
Microchip Technology Inc Series A 7.5%	196,211	15,796,948
Software - 1.9%
Oracle Corp Series D 6.5%	669,451	43,146,117
Strategy Inc 8%	73,200	5,297,850
		48,443,967
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co 7.625%	199,200	22,131,120
TOTAL INFORMATION TECHNOLOGY		91,571,510
Materials - 0.8%
Chemicals - 0.8%
Albemarle Corp 7.25%	293,475	20,551,853
Utilities - 2.4%
Electric Utilities - 2.3%
NextEra Energy Inc 7.234%	172,800	8,572,608
NextEra Energy Inc 7.299%	253,000	13,436,830
NextEra Energy Inc 7.375%	293,886	13,912,563
PG&E Corp Series A, 6%	144,781	5,878,109
PPL Corp 7%	145,862	7,061,909
Southern Co/The 7.125%	251,565	12,671,329
		61,533,348
Multi-Utilities - 0.1%
CenterPoint Energy Inc 3.369% (d)	75,000	2,397,750
TOTAL UTILITIES		63,931,098
TOTAL UNITED STATES		354,764,469
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $285,657,290)		354,764,469

Non-Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Match Group Holdings II LLC 3.625% 10/1/2031 (e)	3,910,000	3,501,572
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (e)(h)	513,956	568,105
TOTAL UNITED STATES		4,069,677
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,033,808)		4,069,677

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Strategy Inc 11.5% (d)	20,500	2,028,885
Strategy Inc Series A, 10%	34,230	3,392,193

TOTAL UNITED STATES		5,421,078
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $5,300,562)		5,421,078

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.67	85,720,758	85,737,902
Fidelity Securities Lending Cash Central Fund (k)(l)	3.67	7,739,188	7,739,961
TOTAL MONEY MARKET FUNDS (Cost $93,477,863)			93,477,863

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $2,050,916,356)	2,683,973,647
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(36,879,843)
NET ASSETS - 100.0%	2,647,093,804

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $968,278,421 or 36.6% of net assets.

(f)	Zero coupon bond which is issued at a discount.
(g)	Principal Only Strips represent the right to receive the monthly principal payments.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Level 3 security.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,624,949	452,998,797	418,888,974	981,712	3,130	-	85,737,902	85,720,758	0.1%
Fidelity Securities Lending Cash Central Fund	9,191,230	69,501,170	70,952,795	47,546	356	-	7,739,961	7,739,188	0.0%
Total	60,816,179	522,499,967	489,841,769	1,029,258	3,486	-	93,477,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	10,942,533	10,942,533	-	-
Consumer Discretionary	13,301,172	13,301,172	-	-
Energy	35,413,815	35,413,815	-	-
Financials	3,431,120	3,431,120	-	-
Health Care	15,625,308	15,625,308	-	-
Industrials	3,864,273	3,864,273	-	-
Information Technology	43,316,065	43,316,065	-	-
Materials	18,159,144	18,159,144	-	-
Utilities	7,200,315	7,200,315	-	-

Convertible Corporate Bonds
Communication Services	102,394,528	-	102,394,528	-
Consumer Discretionary	151,907,822	-	151,907,822	-
Consumer Staples	15,033,202	-	15,033,202	-
Energy	66,063,234	-	66,063,234	-
Financials	99,887,892	-	99,887,892	-
Health Care	214,237,229	-	214,237,229	-
Industrials	191,557,831	-	191,557,831	-
Information Technology	998,254,610	-	998,254,610	-
Materials	17,681,404	-	17,681,404	-
Real Estate	70,967,056	-	70,967,056	-
Utilities	147,002,007	-	146,984,735	17,272

Convertible Preferred Stocks
Consumer Discretionary	2,981,938	-	2,981,938	-
Financials	93,387,278	-	93,387,278	-
Health Care	20,095,541	-	20,095,541	-
Industrials	62,245,251	-	62,245,251	-
Information Technology	91,571,510	-	91,571,510	-
Materials	20,551,853	-	20,551,853	-
Utilities	63,931,098	7,061,909	56,869,189	-

Non-Convertible Corporate Bonds
Consumer Discretionary	3,501,572	-	3,501,572	-
Information Technology	568,105	-	568,105	-

Non-Convertible Preferred Stocks
Information Technology	5,421,078	5,421,078	-	-

Money Market Funds	93,477,863	93,477,863	-	-
Total Investments in Securities:	2,683,973,647	257,214,595	2,426,741,780	17,272
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,992,936) - See accompanying schedule:
Unaffiliated issuers (cost $1,957,438,493)	$2,590,495,784
Fidelity Central Funds (cost $93,477,863)	93,477,863

Total Investment in Securities (cost $2,050,916,356)		$2,683,973,647
Cash		2,144
Foreign currency held at value (cost $6,416)		6,346
Receivable for investments sold		13,393,467
Receivable for fund shares sold		4,295,527
Dividends receivable		2,170,499
Interest receivable		6,426,270
Distributions receivable from Fidelity Central Funds		274,894
Prepaid expenses		258
Other receivables		8,531
Total assets		2,710,551,583
Liabilities
Payable for investments purchased	$53,289,648
Payable for fund shares redeemed	1,030,684
Accrued management fee	1,336,710
Distribution and service plan fees payable	25,881
Other payables and accrued expenses	35,181
Collateral on securities loaned	7,739,675
Total liabilities		63,457,779
Net Assets		$2,647,093,804
Net Assets consist of:
Paid in capital		$1,823,538,711
Total accumulated earnings (loss)		823,555,093
Net Assets		$2,647,093,804

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($73,296,384 ÷ 1,653,994 shares)(a)		$44.31
Maximum offering price per share (100/94.25 of $44.31)		$47.01
Class M :
Net Asset Value and redemption price per share ($10,761,023 ÷ 242,304 shares)(a)		$44.41
Maximum offering price per share (100/96.50 of $44.41)		$46.02
Class C :
Net Asset Value and offering price per share ($8,350,589 ÷ 190,116 shares)(a)		$43.92
Convertible Securities :
Net Asset Value, offering price and redemption price per share ($2,255,768,262 ÷ 50,496,256 shares)		$44.67
Class I :
Net Asset Value, offering price and redemption price per share ($152,956,814 ÷ 3,432,601 shares)		$44.56
Class Z :
Net Asset Value, offering price and redemption price per share ($145,960,732 ÷ 3,279,124 shares)		$44.51
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$7,729,915
Interest		15,269,809
Income from Fidelity Central Funds (including $47,546 from security lending)		1,029,258
Security lending		1,308
Total income		24,030,290
Expenses
Management fee
Basic fee	$6,248,757
Performance adjustment	692,055
Distribution and service plan fees	137,789
Custodian fees and expenses	9,287
Independent trustees' fees and expenses	2,905
Registration fees	107,472
Audit fees	29,822
Legal	4,384
Interest	4,412
Miscellaneous	2,947
Total expenses before reductions	7,239,830
Expense reductions	(6,164)
Total expenses after reductions		7,233,666
Net Investment income (loss)		16,796,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	194,967,165
Fidelity Central Funds	3,486
Foreign currency transactions	905
Written options	15,367
Total net realized gain (loss)		194,986,923
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	258,300,339
Assets and liabilities in foreign currencies	229
Total change in net unrealized appreciation (depreciation)		258,300,568
Net gain (loss)		453,287,491
Net increase (decrease) in net assets resulting from operations		$470,084,115
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,796,624	$41,298,850
Net realized gain (loss)	194,986,923	164,534,589
Change in net unrealized appreciation (depreciation)	258,300,568	33,140,078
Net increase (decrease) in net assets resulting from operations	470,084,115	238,973,517
Distributions to shareholders	(186,397,604)	(138,248,605)

Share transactions - net increase (decrease)	226,215,514	83,848,037
Total increase (decrease) in net assets	509,902,025	184,572,949

Net Assets
Beginning of period	2,137,191,779	1,952,618,830
End of period	$2,647,093,804	$2,137,191,779

Financial Highlights
Fidelity Advisor® Convertible Securities Fund Class A

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.71	$37.78	$31.12	$31.39	$43.06	$40.70
Income from Investment Operations
Net investment income (loss) A,B	.23	.67	.96	.93	.53	.42
Net realized and unrealized gain (loss)	7.78	3.83	6.62	(.09)	(4.80)	5.89
Total from investment operations	8.01	4.50	7.58	.84	(4.27)	6.31
Distributions from net investment income	(.38)	(1.14)	(.92)	(.69) C	(.48)	(.81)
Distributions from net realized gain	(3.03)	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(3.41)	(2.57)	(.92)	(1.11)	(7.40)	(3.95)
Net asset value, end of period	$44.31	$39.71	$37.78	$31.12	$31.39	$43.06
Total Return D,E,F	21.96%	12.95%	24.82%	2.86%	(12.04)%	16.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.93% I	.94%	1.00%	1.04%	1.02%	.97%
Expenses net of fee waivers, if any	.93 % I	.94%	1.00%	1.04%	1.02%	.97%
Expenses net of all reductions, if any	.93% I	.94%	1.00%	1.04%	1.02%	.97%
Net investment income (loss)	1.19% I	1.87%	2.90%	3.01%	1.63%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$73,296	$57,106	$50,210	$43,752	$45,948	$57,172
Portfolio turnover rate J	67 % I	89%	70%	89%	85%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class M

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.79	$37.84	$31.17	$31.44	$43.09	$40.73
Income from Investment Operations
Net investment income (loss) A,B	.19	.58	.88	.85	.45	.31
Net realized and unrealized gain (loss)	7.79	3.85	6.62	(.09)	(4.79)	5.89
Total from investment operations	7.98	4.43	7.50	.76	(4.34)	6.20
Distributions from net investment income	(.33)	(1.04)	(.83)	(.61) C	(.38)	(.70)
Distributions from net realized gain	(3.03)	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(3.36)	(2.48) D	(.83)	(1.03)	(7.31) D	(3.84)
Net asset value, end of period	$44.41	$39.79	$37.84	$31.17	$31.44	$43.09
Total Return E,F,G	21.81%	12.68%	24.49%	2.59%	(12.24)%	16.10%
Ratios to Average Net Assets A,H,I
Expenses before reductions	1.18% J	1.19%	1.25%	1.30%	1.28%	1.23%
Expenses net of fee waivers, if any	1.18 % J	1.19%	1.24%	1.29%	1.28%	1.22%
Expenses net of all reductions, if any	1.18% J	1.19%	1.24%	1.29%	1.28%	1.22%
Net investment income (loss)	.94% J	1.62%	2.65%	2.75%	1.38%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$10,761	$9,069	$8,338	$7,776	$8,070	$11,054
Portfolio turnover rate K	67 % J	89%	70%	89%	85%	87%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class C

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.38	$37.48	$30.88	$31.15	$42.73	$40.42
Income from Investment Operations
Net investment income (loss) A,B	.08	.39	.70	.68	.29	.09
Net realized and unrealized gain (loss)	7.71	3.80	6.57	(.07)	(4.76)	5.85
Total from investment operations	7.79	4.19	7.27	.61	(4.47)	5.94
Distributions from net investment income	(.23)	(.86)	(.67)	(.45) C	(.18)	(.49)
Distributions from net realized gain	(3.03)	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(3.25) D	(2.29)	(.67)	(.88) D	(7.11) D	(3.63)
Net asset value, end of period	$43.92	$39.38	$37.48	$30.88	$31.15	$42.73
Total Return E,F,G	21.50%	12.08%	23.86%	2.09%	(12.70)%	15.53%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.70% J	1.71%	1.77%	1.81%	1.79%	1.74%
Expenses net of fee waivers, if any	1.70 % J	1.71%	1.76%	1.81%	1.79%	1.74%
Expenses net of all reductions, if any	1.70% J	1.71%	1.76%	1.81%	1.79%	1.74%
Net investment income (loss)	.41% J	1.10%	2.13%	2.24%	.86%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$8,351	$7,011	$7,157	$6,990	$8,138	$19,036
Portfolio turnover rate K	67 % J	89%	70%	89%	85%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Convertible Securities Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.00	$38.03	$31.33	$31.58	$43.29	$40.89
Income from Investment Operations
Net investment income (loss) A,B	.30	.79	1.07	1.02	.64	.55
Net realized and unrealized gain (loss)	7.84	3.85	6.64	(.07)	(4.84)	5.92
Total from investment operations	8.14	4.64	7.71	.95	(4.20)	6.47
Distributions from net investment income	(.44)	(1.24)	(1.01)	(.78) C	(.59)	(.93)
Distributions from net realized gain	(3.03)	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(3.47)	(2.67)	(1.01)	(1.20)	(7.51)	(4.07)
Net asset value, end of period	$44.67	$40.00	$38.03	$31.33	$31.58	$43.29
Total Return D,E	22.16%	13.29%	25.14%	3.21%	(11.79)%	16.78%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.63% H	.64%	.70%	.75%	.72%	.67%
Expenses net of fee waivers, if any	.63 % H	.64%	.70%	.74%	.72%	.67%
Expenses net of all reductions, if any	.62% H	.64%	.70%	.74%	.72%	.67%
Net investment income (loss)	1.49% H	2.17%	3.20%	3.31%	1.93%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$2,255,768	$1,832,703	$1,671,554	$1,463,300	$1,538,550	$1,922,398
Portfolio turnover rate I	67 % H	89%	70%	89%	85%	87%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class I

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.91	$37.95	$31.26	$31.51	$43.20	$40.82
Income from Investment Operations
Net investment income (loss) A,B	.29	.77	1.06	1.02	.62	.53
Net realized and unrealized gain (loss)	7.82	3.85	6.63	(.08)	(4.81)	5.91
Total from investment operations	8.11	4.62	7.69	.94	(4.19)	6.44
Distributions from net investment income	(.43)	(1.23)	(1.00)	(.76) C	(.58)	(.92)
Distributions from net realized gain	(3.03)	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(3.46)	(2.66)	(1.00)	(1.19) D	(7.50)	(4.06)
Net asset value, end of period	$44.56	$39.91	$37.95	$31.26	$31.51	$43.20
Total Return E,F	22.15%	13.26%	25.11%	3.17%	(11.80)%	16.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66% I	.68%	.73%	.77%	.75%	.70%
Expenses net of fee waivers, if any	.66 % I	.68%	.73%	.77%	.75%	.70%
Expenses net of all reductions, if any	.65% I	.68%	.73%	.77%	.75%	.70%
Net investment income (loss)	1.46% I	2.13%	3.17%	3.28%	1.90%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$152,957	$113,124	$104,280	$81,632	$92,651	$110,151
Portfolio turnover rate J	67 % I	89%	70%	89%	85%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class Z

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.87	$37.92	$31.24	$31.50	$43.19	$40.81
Income from Investment Operations
Net investment income (loss) A,B	.31	.81	1.09	1.05	.66	.58
Net realized and unrealized gain (loss)	7.81	3.84	6.64	(.08)	(4.81)	5.91
Total from investment operations	8.12	4.65	7.73	.97	(4.15)	6.49
Distributions from net investment income	(.46)	(1.27)	(1.05)	(.81) C	(.62)	(.97)
Distributions from net realized gain	(3.03)	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(3.48)	(2.70)	(1.05)	(1.23)	(7.54)	(4.11)
Net asset value, end of period	$44.51	$39.87	$37.92	$31.24	$31.50	$43.19
Total Return D,E	22.22%	13.38%	25.28%	3.29%	(11.69)%	16.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54% H	.55%	.63%	.66%	.63%	.59%
Expenses net of fee waivers, if any	.54 % H	.55%	.62%	.65%	.63%	.59%
Expenses net of all reductions, if any	.53% H	.55%	.62%	.65%	.63%	.59%
Net investment income (loss)	1.58% H	2.25%	3.27%	3.40%	2.02%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$145,961	$118,179	$111,080	$69,679	$42,172	$57,044
Portfolio turnover rate I	67 % H	89%	70%	89%	85%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$693,686,718
Gross unrealized depreciation	(54,931,922)
Net unrealized appreciation (depreciation)	$638,754,796
Tax cost	$2,045,218,851

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	805,116,555	746,088,573
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Convertible Securities	.55
Class I	.58
Class Z	.46

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Convertible Securities	.55
Class I	.58
Class Z	.46

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Convertible Securities Fund	ICE® BofAML® All US Convertibles Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Convertible Securities. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.15% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .06%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	76,518	2,098
Class M	.25%	.25%	24,280	282
Class C	.75%	.25%	36,991	5,297
			137,789	7,677

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13,759
Class M	217
Class CA	69
14,045

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Convertible Securities Fund	4,107

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Convertible Securities Fund	Borrower	5,812,714	3.90%	4,412

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Convertible Securities Fund	10,684,350	17,850,100	3,519,529
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Convertible Securities Fund	1,376
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Convertible Securities Fund	5,101	22,472	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Convertible Securities Fund	3,547,383
9. Expense Reductions.
Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,164. During the period, transfer agent credits reduced each class' expenses as noted in the table below.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Convertible Securities Fund
Distributions to shareholders
Class A	$4,922,878	$3,473,757
Class M	765,960	545,958
Class C	578,948	436,753
Convertible Securities	159,751,308	118,264,431
Class I	9,969,825	7,442,062
Class Z	10,408,685	8,085,644
Total	$186,397,604	$138,248,605
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Convertible Securities Fund
Class A
Shares sold	236,322	328,791	$9,510,922	$12,001,961
Reinvestment of distributions	130,820	96,386	4,804,791	3,379,455
Shares redeemed	(151,240)	(316,223)	(5,857,547)	(11,362,142)
Net increase (decrease)	215,902	108,954	$8,458,166	$4,019,274
Class M
Shares sold	7,017	13,814	$271,881	$493,911
Reinvestment of distributions	20,504	15,286	754,751	536,607
Shares redeemed	(13,151)	(21,514)	(531,728)	(782,361)
Net increase (decrease)	14,370	7,586	$494,904	$248,157
Class C
Shares sold	22,172	30,848	$874,090	$1,089,700
Reinvestment of distributions	15,872	12,560	578,245	436,150
Shares redeemed	(25,966)	(56,343)	(1,009,717)	(1,998,526)
Net increase (decrease)	12,078	(12,935)	$442,618	$(472,676)
Convertible Securities
Shares sold	5,059,853	5,243,062	$206,161,382	$193,972,589
Reinvestment of distributions	3,798,154	2,942,992	140,559,722	103,819,849
Shares redeemed	(4,176,432)	(6,322,718)	(165,077,678)	(227,361,055)
Net increase (decrease)	4,681,575	1,863,336	$181,643,426	$70,431,383
Class I
Shares sold	901,976	1,800,172	$35,782,948	$65,335,221
Reinvestment of distributions	265,899	207,057	9,817,036	7,289,417
Shares redeemed	(569,576)	(1,920,526)	(22,512,266)	(66,814,415)
Net increase (decrease)	598,299	86,703	$23,087,718	$5,810,223
Class Z
Shares sold	487,647	1,012,608	$19,366,081	$35,966,159
Reinvestment of distributions	228,082	190,739	8,409,661	6,684,449
Shares redeemed	(400,528)	(1,169,102)	(15,687,060)	(38,838,932)
Net increase (decrease)	315,201	34,245	$12,088,682	$3,811,676
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Convertible Securities Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.704534.128
CVS-SANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026